8. INVESTMENTS (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of fair value measurement of assets [line items]
Assets		R$ 45,209,970	R$ 44,153,623
Shareholders' equity		8,288,229	7,384,521	R$ 7,091,288	R$ 5,734,975
Profit (loss) for the year		(111,229)	853,058	R$ 1,215,964
Classified as available for sale
Usiminas		2,200,459	1,353,664
Panatlantica		21,974	20,604
Classified as available for sale		2,222,433	1,374,268
Classification of investments in the balance sheet
Investments in assets		22,894,885	22,703,508
Investment with short term liabilites		R$ (1,366,480)	R$ (1,019,299)
Subsidiary 1
Disclosure of fair value measurement of assets [line items]
Subsidiary name		CSN Islands VII Corp.
Number of common shares held by CSN		20,001,000
Direct equity interest, subsidiary		100.00%	100.00%
Assets		R$ 5,242,890	R$ 6,436,140
Liabilities		5,421,043	6,228,374
Shareholders' equity		(178,153)	207,766
Profit (loss) for the year		R$ (385,919)	167,767
Subsidiary 2
Disclosure of fair value measurement of assets [line items]
Subsidiary name	[1]	CSN Islands IX Corp.
Profit (loss) for the year	[1]		R$ (388)
Subsidiary 3
Disclosure of fair value measurement of assets [line items]
Subsidiary name		CSN Islands XI Corp.
Number of common shares held by CSN		50,000
Direct equity interest, subsidiary		100.00%	100.00%
Assets		R$ 2,514,894	R$ 2,530,563
Liabilities		2,557,398	2,509,866
Shareholders' equity		(42,504)	20,697
Profit (loss) for the year		R$ (63,201)	R$ (1,295)
Subsidiary 4
Disclosure of fair value measurement of assets [line items]
Subsidiary name		CSN Islands XII Corp.
Number of common shares held by CSN		1,540
Direct equity interest, subsidiary		100.00%	100.00%
Assets		R$ 2,166,682	R$ 2,244,240
Liabilities		3,312,505	3,263,539
Shareholders' equity		(1,145,823)	(1,019,299)
Profit (loss) for the year		R$ (126,524)	R$ 75,787
Subsidiary 5
Disclosure of fair value measurement of assets [line items]
Subsidiary name	[2]	CSN Minerals S.L.U.
Direct equity interest, subsidiary	[2]		100.00%
Assets	[2]		R$ 3,833,669
Liabilities	[2]		9,840
Shareholders' equity	[2]		3,823,829
Profit (loss) for the year	[2]	R$ 331,897	R$ (927,265)
Subsidiary 6
Disclosure of fair value measurement of assets [line items]
Subsidiary name	[2]	CSN Export Europe, S.L.U.
Direct equity interest, subsidiary	[2]		100.00%
Assets	[2]		R$ 666,362
Liabilities	[2]		30,077
Shareholders' equity	[2]		636,285
Profit (loss) for the year	[2]	R$ 22,600	R$ (185,057)
Subsidiary 7
Disclosure of fair value measurement of assets [line items]
Subsidiary name	[2]	CSN Metals S.L.U.
Direct equity interest, subsidiary	[2]		100.00%
Assets	[2]		R$ 636,408
Liabilities	[2]		20,668
Shareholders' equity	[2]		615,740
Profit (loss) for the year	[2]	R$ 23,188	R$ (175,236)
Subsidiary 8
Disclosure of fair value measurement of assets [line items]
Subsidiary name	[2]	CSN Americas S.L.U.
Direct equity interest, subsidiary	[2]		100.00%
Assets	[2]		R$ 1,492,678
Liabilities	[2]		4,445
Shareholders' equity	[2]		1,488,233
Profit (loss) for the year	[2]	R$ 193,652	R$ (220,412)
Subsidiary 9
Disclosure of fair value measurement of assets [line items]
Subsidiary name	[2]	CSN Steel S.L.U.
Number of common shares held by CSN	[2]	22,042,688
Direct equity interest, subsidiary	[2]	100.00%	100.00%
Assets	[2]	R$ 6,905,164	R$ 2,537,179
Liabilities	[2]	322,963	1,585,977
Shareholders' equity	[2]	6,582,201	951,202
Profit (loss) for the year	[2]	R$ 108,427	R$ 323,043
Subsidiary 10
Disclosure of fair value measurement of assets [line items]
Subsidiary name		Sepetiba Tecon S.A.
Number of common shares held by CSN		254,015,052
Direct equity interest, subsidiary		99.99%	99.99%
Assets		R$ 459,647	R$ 441,214
Liabilities		160,402	165,172
Shareholders' equity		299,245	276,042
Profit (loss) for the year		R$ 29,768	R$ 22,794
Subsidiary 11
Disclosure of fair value measurement of assets [line items]
Subsidiary name		Minérios Nacional S.A.
Number of common shares held by CSN		66,393,587
Direct equity interest, subsidiary		99.99%	99.99%
Assets		R$ 105,586	R$ 74,738
Liabilities		65,290	28,038
Shareholders' equity		40,296	46,700
Profit (loss) for the year		R$ (13,600)	(12,548)
Subsidiary 12
Disclosure of fair value measurement of assets [line items]
Subsidiary name		Fair Value - Minérios Nacional
Shareholders' equity		R$ 2,123,507	R$ 2,123,507
Subsidiary 13
Disclosure of fair value measurement of assets [line items]
Subsidiary name		Estanho de Rondônia S.A.
Number of common shares held by CSN		121,861,697
Direct equity interest, subsidiary		99.99%	99.99%
Assets		R$ 46,005	R$ 32,816
Liabilities		41,032	21,552
Shareholders' equity		4,973	11,264
Profit (loss) for the year		R$ (6,291)	R$ (13,061)
Subsidiary 14
Disclosure of fair value measurement of assets [line items]
Subsidiary name		Companhia Metalúrgica Prada
Number of common shares held by CSN		313,651,399
Direct equity interest, subsidiary		99.99%	99.99%
Assets		R$ 655,748	R$ 769,337
Liabilities		485,915	620,509
Shareholders' equity		169,833	148,828
Profit (loss) for the year		R$ (29,258)	R$ (45,783)
Subsidiary 15
Disclosure of fair value measurement of assets [line items]
Subsidiary name		CSN Mineração S.A.
Number of common shares held by CSN		158,419,480
Direct equity interest, subsidiary		87.52%	87.52%
Assets		R$ 14,273,290	R$ 13,039,767
Liabilities		5,620,137	4,943,090
Shareholders' equity		8,653,153	8,096,677
Profit (loss) for the year		R$ 767,568	R$ 580,146
Subsidiary 16
Disclosure of fair value measurement of assets [line items]
Subsidiary name		CSN Energia S.A.
Number of common shares held by CSN		43,149
Direct equity interest, subsidiary		99.99%	100.00%
Assets		R$ 146,130	R$ 109,290
Liabilities		55,030	39,654
Shareholders' equity		91,100	69,636
Profit (loss) for the year		R$ 56,987	R$ 26,240
Subsidiary 17
Disclosure of fair value measurement of assets [line items]
Subsidiary name		FTL - Ferrovia Transnordestina Logística S.A.
Number of common shares held by CSN		395,302,149
Direct equity interest, subsidiary		90.78%	90.78%
Assets		R$ 419,388	R$ 484,218
Liabilities		138,888	126,334
Shareholders' equity		280,500	357,884
Profit (loss) for the year		R$ (77,384)	R$ (11,376)
Subsidiary 18
Disclosure of fair value measurement of assets [line items]
Subsidiary name		Companhia Florestal do Brasil
Number of common shares held by CSN		41,673,302
Direct equity interest, subsidiary		99.99%	99.99%
Assets		R$ 34,910	R$ 35,206
Liabilities		3,734	5,179
Shareholders' equity		31,176	30,027
Profit (loss) for the year		R$ (1,499)	R$ (2,215)
Subsidiary 19
Disclosure of fair value measurement of assets [line items]
Subsidiary name		Nordeste Logística
Number of common shares held by CSN		99,999
Direct equity interest, subsidiary		99.99%	99.99%
Assets		R$ 80	R$ 81
Liabilities		55	55
Shareholders' equity		25	26
Profit (loss) for the year		R$ (1)	R$ (74)
Subsidiary 20
Disclosure of fair value measurement of assets [line items]
Subsidiary name	[3]	CGPAR - Construção Pesada S.A.
Direct equity interest, subsidiary	[3]		100.00%
Assets	[3]		R$ 40,889
Liabilities	[3]		27,558
Shareholders' equity	[3]		13,331
Profit (loss) for the year	[3]	R$ 723	5,887
Subsidiary 21
Disclosure of fair value measurement of assets [line items]
Subsidiary name		Fair value fixed assets - CGPAR
Shareholders' equity			53,949
Profit (loss) for the year		R$ (3,940)	(3,940)
Subsidiary Total
Disclosure of fair value measurement of assets [line items]
Profit (loss) for the year		R$ 827,193	R$ (396,986)
Joint Venture/Joint Operation 1
Disclosure of fair value measurement of assets [line items]
Joint venture and joint operation name		Itá Energética S.A.
Number of common shares held by CSN		253,606,846
Direct equity interest, subsidiary		48.75%
Direct equity interest, joint venture and joint operation			48.75%
Assets		R$ 265,476	R$ 282,383
Liabilities		18,104	27,728
Shareholders' equity		247,372	254,655
Profit (loss) for the year		R$ 10,789	R$ 8,591
Joint Venture/Joint Operation 2
Disclosure of fair value measurement of assets [line items]
Joint venture and joint operation name		MRS Logística S.A.
Number of common shares held by CSN		26,611,282
Number of preferred shares held by CSN		2,673,312
Direct equity interest, subsidiary		18.64%
Direct equity interest, joint venture and joint operation			18.64%
Assets		R$ 1,520,264	R$ 1,411,526
Liabilities		857,581	795,903
Shareholders' equity		662,683	615,623
Profit (loss) for the year		R$ 85,974	R$ 77,828
Joint Venture/Joint Operation 3
Disclosure of fair value measurement of assets [line items]
Joint venture and joint operation name		CBSI - Companhia Brasileira de Serviços de Infraestrutura
Number of common shares held by CSN		1,876,146
Direct equity interest, subsidiary		50.00%
Direct equity interest, joint venture and joint operation			50.00%
Assets		R$ 16,005	R$ 13,574
Liabilities		13,654	11,517
Shareholders' equity		2,351	2,057
Profit (loss) for the year		R$ 1,785	R$ 2,953
Joint Venture/Joint Operation 4
Disclosure of fair value measurement of assets [line items]
Joint venture and joint operation name		Transnordestina Logística S.A.
Number of common shares held by CSN		24,168,304
Direct equity interest, subsidiary		46.28%
Direct equity interest, joint venture and joint operation			49.02%
Assets		R$ 3,806,380	R$ 3,786,556
Liabilities		2,604,198	2,566,315
Shareholders' equity		1,202,182	1,220,241
Profit (loss) for the year		R$ (21,357)	(52,127)
Joint Venture/Joint Operation 5
Disclosure of fair value measurement of assets [line items]
Joint venture and joint operation name		Fair Value allocated to TLSA in loss of control
Shareholders' equity		R$ 271,116	271,116
Joint Venture/Joint Operation
Disclosure of fair value measurement of assets [line items]
Assets		5,608,125	5,494,039
Liabilities		3,493,537	3,401,463
Shareholders' equity		2,385,704	2,363,692
Profit (loss) for the year		R$ 77,191	R$ 37,245
Associate 1
Disclosure of fair value measurement of assets [line items]
Associate name		Arvedi Metalfer do Brasil
Number of common shares held by CSN		46,994,971
Direct equity interest, subsidiary		20.00%
Direct equity interest, associate			20.00%
Assets		R$ 43,653	R$ 53,101
Liabilities		23,978	48,258
Shareholders' equity		19,675	4,843
Profit (loss) for the year		(4,368)	1,372
Associate
Disclosure of fair value measurement of assets [line items]
Assets		43,653	53,101
Liabilities		23,978	48,258
Shareholders' equity		19,675	4,843
Profit (loss) for the year		(4,368)	1,372
Subsidiary
Disclosure of fair value measurement of assets [line items]
Assets		32,970,414	35,404,795
Liabilities		18,184,392	19,629,927
Shareholders' equity		16,909,529	17,952,324
Profit (loss) for the year		827,193	(396,986)
Shareholders' Equity
Others investments
Revenue from subsidiares inventories		(72,473)	(74,459)
Others		63,537	63,541
Others investments		(8,936)	(10,918)
Total Investments		21,528,405	21,684,209
Classification of investments in the balance sheet
Investments		21,528,405	21,684,209
Profit (loss) for the year
Others investments
Revenue from subsidiares inventories		1,985	7,583
Others		(165)	(19,557)
Others investments		1,820	(11,974)
Total Investments		901,836	(370,343)
Classification of investments in the balance sheet
Investments		R$ 901,836	R$ (370,343)

[1]	Empresa liquidada em 2016
[2]	Fusao das empresas pela controlada CSN Steel S.L.U. em dezembro 2017
[3]	Empresa vendida em julho de 2017, para a controlada CSN Mineracao